Stock Based Compensation (Details Narrative) (USD $)	9 Months Ended	12 Months Ended							93 Months Ended	0 Months Ended
	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2013	May 05, 2006 2006 Stock Incentive Plan [Member]	May 05, 2006 2006 Stock Incentive Plan [Member] Minimum [Member]	May 05, 2006 2006 Stock Incentive Plan [Member] Maximum [Member]
Stock issued during period to realted parties										16,521,704
Excess of stock issued											1,456,786	17,978,490
Percentage granted to employees at a price per share										100.00%
Percenatge of stock option granted to stockholders										10.00%
Percentage exercise price per share										110.00%
Percentage restricted stock to related parties price per share										100.00%
Stock based compensation expense	$ 771,460	$ 9,877	$ 23,645	$ 46,840	$ 123,809	$ 165,949	$ 138,868	$ 319,019	$ 1,599,467